Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	$ 345,030,934	$ 345,008,625
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	345,030,934	345,008,625
Total	413,017,434	363,168,625
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	345,030,934	345,008,625
Total	386,361,934	345,008,625
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	26,665,500	18,160,000
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	41,331,000	11,040,000	$ 10,557,000
Public Warrants | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	41,331,000	11,040,000
Public Warrants | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	41,331,000
Public Warrants | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants		11,040,000
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	26,655,500	7,120,000	$ 6,808,500
Private Placement Warrants | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	26,655,500	7,120,000
Private Placement Warrants | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	$ 26,655,500	$ 7,120,000